Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended			10 Months Ended	12 Months Ended
		Nov. 05, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Cash paid				$ 8,412	$ 48,126		$ 8,412	$ 48,126	$ 503,204	$ 48,126
Cash equivalents			$ 6,543,000	0	0	$ 6,543,000	0	0	0	0
Assets held in trust account non current				49,992,699	234,716,046		49,992,699	234,716,046	232,320,844	234,716,046
Cash, FDIC insured amount				250,000	250,000		250,000	250,000		250,000
Dilutive securities				0			0		0	0
Unrecognized tax benefits				0	0		0	0	0	0
Unrecognized tax benefits, Income tax penalties and interest accrued				0	0		0	0	0	0
Shareholders Equity Deficit			43,072,000			$ 43,072,000
Number of shares issued						200,000
Redemption shares						288,333
Prepayment Amount			$ 42,760,000			$ 42,760,000
Number of share issued, value
Underlying consideration amount						39,678,000
Derivative liability				$ 1,001,640	$ 614,040		$ 1,001,640	614,040	$ 12,240,000	$ 614,040
Settlement of accounts payable through issuance of shares to vendors						$ 855,000
Shares issued	[1]		15,257,666			15,257,666
Allowance for credit losses			$ 1,233,000			$ 1,233,000					$ 0
Long-term investments, net of allowance			$ 129,000			$ 129,000
Customer Three [Member]
Concentration of credit risk, percentage					14.70%	10.30%		12.80%
Customer Four [Member]
Concentration of credit risk, percentage					10.00%			10.10%
Customer Two [Member]
Concentration of credit risk, percentage			12.90%		15.60%	12.70%		15.40%
Customer Five [Member]
Concentration of credit risk, percentage					10.00%
Customer [Member]
Concentration of credit risk, percentage			10.00%		10.00%	10.00%		10.00%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration of credit risk, percentage						10.00%		10.00%
Revenue Benchmark [Member] | Customer Four [Member]
Concentration of credit risk, percentage						10.00%		10.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration of credit risk, percentage			10.00%
Revenue Benchmark [Member] | Customer Five [Member]
Concentration of credit risk, percentage						10.00%
Common Stock [Member]
Shares issued			15,257,666			15,257,666
Forward Purchase Agreement [Member]
Cash paid			$ 3,083,000			$ 3,083,000
Prepayment Amount			42,256,000			42,256,000
Derivative liability			25,009,000			25,009,000
Change in the fair value of derivative liability			17,247,000			17,247,000
Forward Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued		4,000,000
Forward Purchase Agreement [Member] | A T I [Member]
Cash paid			2,000			2,000
Prepayment Amount			$ 42,760,000			$ 42,760,000
Weighted average price			$ 2.5			$ 2.5
Common Class A [Member]
Shares issued			361,388			361,388
Common Class A [Member] | Forward Purchase Agreement [Member]
Number of shares issued		3,711,667
Number of share issued, value						$ 39,678,000

[1]	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V Share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V Share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 11.